COLONIAL TAX-MANAGED
         GROWTH FUND


  Supplement to Prospectus
      and Statement of
   Additional Information


The  Fund's Prospectus and
Statement   of  Additional
Information are amended as
follows:

(1)         The     Fund's
   Distributor has changed
   its  name  to  "Liberty
   Financial  Investments,
   Inc."               The
   Distributor's   address
   and   telephone  number
   remain unchanged.

(2)        Effective    in
   January,   1998,    the
   Fund's  custodian  will
   be  The Chase Manhattan
   Bank, 4 Chase MetroTech
   Center,  Brooklyn,   NY
   11245.

(3)        Effective    on
   February 28, 1998,  the
   Fund's name will change
   to  "Stein Roe  Advisor
   Tax-Managed      Growth
   Fund"  from its current
   name.








MG-36/640E-1297  December 31, 1997